10 NET INCOME (LOSS) PER SHARE (Tables)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
A reconciliation of net income and weighted average shares used in computing basic and diluted net income

	Nine Months Ended
	September 30,
	2016	2015
	(in thousands, except per share data)
Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(0.32)	$0.10
Weighted average and common shares outstanding	12,794,149	9,992,828
Basic net income (loss) per share of common stock	$(0.32)	$0.10
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(0.32)	$0.10
Weighted average and common shares outstanding	12,794,149	9,992,828
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	12,794,149	9,992,828
Diluted net income (loss) per share of common stock	$(0.32)	$0.10

	Nine Months Ended
	December 31,
	2015	2014
	(In thousands, except per share data)

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(0.17)	$0.03
Weighted average common shares outstanding	11,043	9,992
Basic net income (loss) per share of common stock	$(0.17)	$0.03
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(0.16)	$0.03
Weighted average common shares outstanding	11,874	9,992
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	11,874	9,992
Diluted net income (loss) per share of common stock	$(0.16)	$0.03